Schedule of Investments

ARK Space Exploration & Innovation ETF

October 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–91.7%

Aerospace & Defense - 27.9%
AeroVironment, Inc.*	206,311	$18,384,373
Airbus SE (France)*	42,624	5,449,644
Archer Aviation, Inc., Class A*	2,095,000	11,941,500
Boeing Co. (The)*	11,795	2,441,919
Elbit Systems Ltd. (Israel)	57,846	9,186,523
HEICO Corp.	41,576	5,795,279
Kratos Defense & Security Solutions, Inc.*	1,495,497	31,988,681
L3Harris Technologies, Inc.	125,061	28,831,563
Lockheed Martin Corp.	47,278	15,711,425
Spirit AeroSystems Holdings, Inc., Class A	220,597	9,108,450
Thales SA (France)	139,195	12,818,072
Total Aerospace & Defense		151,657,429

Air Freight & Logistics - 3.9%
JD Logistics, Inc. (China)*(a)	5,309,513	20,984,194

Airlines - 4.9%
Blade Air Mobility, Inc.*	1,814,720	17,185,398
Joby Aviation, Inc.*	1,079,151	9,367,031
Total Airlines		26,552,429

Diversified Telecommunication - 5.0%
Iridium Communications, Inc.*	676,150	27,417,882

Electronic Equipment, Instruments & Components - 10.5%
Teledyne Technologies, Inc.*	11,084	4,979,155
Trimble, Inc.*	595,387	52,018,962
Total Electronic Equipment, Instruments & Components		56,998,117

Entertainment - 3.2%
Netflix, Inc.*	24,870	17,168,010

Household Durables - 1.8%
Garmin Ltd.	69,373	9,961,963

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	28,171	6,158,744

Interactive Media & Services - 1.8%
Alphabet, Inc., Class C*	3,331	9,877,781

Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc.*	4,596	15,499,688

Machinery - 10.7%
Deere & Co.	32,142	11,002,528
Komatsu Ltd. (Japan)	1,007,188	26,214,724
Markforged Holding Corp.*	1,768,564	11,654,837
Velo3D, Inc.*	933,117	9,601,774
Total Machinery		58,473,863

Semiconductors & Semiconductor Equipment - 2.0%
NVIDIA Corp.	472	120,676
Teradyne, Inc.	78,997	10,920,546
Total Semiconductors & Semiconductor Equipment		11,041,222

Software - 15.1%
ANSYS, Inc.*	16,202	6,149,955
Dassault Systemes SE (France)	294,467	17,149,584
Palantir Technologies, Inc., Class A*	277,691	7,186,643
Synopsys, Inc.*	17,054	5,682,052
UiPath, Inc., Class A*	355,441	17,860,910
Unity Software, Inc.*	188,069	28,456,720
Total Software		82,485,864

Technology Hardware, Storage & Peripherals - 0.9%
3D Systems Corp.*	179,510	5,055,002

Total Common Stocks (Cost $501,610,730)		499,332,188
EXCHANGE - TRADED FUND–7.9%
Equity Fund - 7.9%
The 3D Printing ETF*†
(Cost $45,083,859)	1,153,292	43,086,989
MONEY MARKET FUND–0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (b)
(Cost $2,427,826)	2,427,826	2,427,826

Total Investments–100.0% (Cost $549,122,415)		544,847,003
Liabilities in Excess of Other Assets–(0.0)%(c)		(236,056)
Net Assets–100.0%		$544,610,947

Schedule of Investments (continued)

ARK Space Exploration & Innovation ETF

October 31, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2021	Value ($) at 10/31/2021
Exchange - Traded Fund — 7.9%
Equity Fund — 7.9%
The 3D Printing ETF
$41,642,604	$6,315,300	$(4,183,574)	$112,843	$(800,184)	$–	$–	1,153,292	$43,086,989

†	Affiliated security
*	Non-income producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2021.
(c)	Less than 0.05%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2021, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$499,332,188	$–	$–	$499,332,188
Exchange - Traded Fund	43,086,989	–	–	43,086,989
Money Market Fund	2,427,826	–	–	2,427,826
Total	$544,847,003	$–	$–	$544,847,003

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.